UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05052

The Value Line New York Tax Exempt Trust
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1827

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 4/30/11 is included with this Form.

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)	April 30, 2011

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (95.3%)

	NEW YORK CITY (26.2%)
$90,000	General Obligation Unlimited, Fiscal 2007, Ser. C, 5.00%, 1/1/17	Aa2		$102,184
350,000	General Obligation Unlimited, Fiscal 2008, Subser C-1, FSA Insured, 5.00%, 10/1/24	Aa2		372,228
150,000	General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2		171,357
150,000	General Obligation Unlimited, Fiscal 2011, Ser. I, Subser I-1, 5.00%, 8/1/17	Aa2		170,934
100,000	General Obligation Unlimited, Fiscal 2008, Ser. A-1, 5.00%, 8/1/12	Aa2		105,544
	Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A:
155,000	5.00%, 2/15/14	Aa3		167,814
150,000	5.00%, 2/15/15	Aa3		163,820
250,000	5.00%, 2/15/16	Aa3		274,952
	Municipal Water Finance Authority, Water and Sewer Revenue, Revenue Bonds:
150,000	Ser. C, 5.00%, 6/15/30	Aa1		153,015
500,000	Ser. C, 4.75%, 6/15/33	Aa1		492,565
50,000	Ser. BB, 5.00%, 6/15/31	Aa2		51,701
250,000	Ser. DD, 4.50%, 6/15/38	Aa2		228,077
	Transitional Finance Authority, Building Aid Revenue Bonds:
725,000	Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	Aa3		763,120
200,000	Fiscal 2009, Ser. S-5, 5.00%, 1/15/26	Aa3		208,028
	Transitional Finance Authority, Revenue Bonds:
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		155,813
400,000	Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa1		432,988
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		260,205
				4,274,345
	NEW YORK STATE (69.1%)
100,000	County of Rockland, General Obligation Unlimited, Ser. B, 3.00%, 9/1/21	A1		93,348
	Dormitory Authority, Revenue Bonds:
500,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aa3		525,460
250,000	Mental Health Services Facilities Improvement, Ser. B, AMBAC Insured, 5.00%, 2/15/25	AA-	*	256,490
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	526,915
900,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	890,595
	Metropolitan Transportation Authority, New York:
250,000	Revenue Bonds, Ser. A, MBIA-RE FGIC Insured, 5.00%, 11/15/14	A2		275,538
250,000	Revenue Bonds, Ser. D, 5.00%, 11/15/16	A2		278,645
	Metropolitan Transportation Authority, New York Dedicated Tax Fund:
400,000	Revenue Bonds, Ser. A, FSA Insured, 5.25%, 11/15/24	Aa3		417,152
250,000	Revenue Bonds, Ser. B, 5.00%, 11/15/34	AA	*	249,993
135,000	New York State Dormitory Authority, Fordham University Revenue Bonds, Ser. B, 5.00%, 7/1/28	Aa3		139,508
100,000	New York State Dormitory Authority, Lease Revenue Bonds, Series A, 5.25%, 5/15/13	Aa3		107,928
200,000	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, 4.75%, 2/15/19	AA+	*	219,764
50,000	New York State Dormitory Authority, Revenue Bonds, Ser. D, 5.00%, 3/15/36	AAA	*	50,067
	New York State Environmental Facilities Corp.:
500,000	Revenue Bonds, Ser. A, 5.00%, 6/15/14	Aa1		561,135
100,000	Revenue Bonds, Ser. A, 5.25%, 1/1/12	Aa2		103,314
125,000	Revenue Bonds, Ser. C, 4.13%, 6/15/22	Aa1		131,079

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value
$500,000	New York State Environmental Facilities Corp., Revenue Bonds, 5.00%, 6/15/28	Aa1		$526,915
500,000	New York State Local Government Assistance Corp., Revenue Bonds, Sub Lien - Ser. B, 5.00%, 4/1/14	Aa2e		557,145
100,000	New York State Thruway Authority, Second General Highway and Bridge Trust
	Revenue Bonds, Series A, 5.00%, 4/1/18	AA	*	115,764
	New York State Urban Development Corp.:
250,000	Revenue Bonds, Ser. A-1, 5.00%, 1/1/19	AA-	*	279,847
100,000	Revenue Bonds, Ser. B-1, 5.00%, 3/15/17	AAA	*	115,811
750,000	Revenue Bonds, Ser. C, 5.00%, 12/15/20	AAA	*	861,720
150,000	Revenue Bonds, Ser. C, 5.00%, 12/15/17	AAA	*	174,861
	New York State, General Obligation Unlimited:
350,000	Ser. A, 2.00%, 3/1/13	Aa2		358,305
300,000	Ser. A, 3.00%, 3/1/16	Aa2		316,278
150,000	Port Authority of New York & New Jersey Revenue Bonds, One Hundred Sixty -Third Series, 4.00%, 7/15/27	Aa2		142,089
	Thruway Authority, Revenue Bonds:
500,000	Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20	AA	*	545,505
310,000	Second General Highway and Bridge Trust Fund, Ser. B, 3.00%, 4/1/14	AA	*	323,153
200,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, 5.00%, 4/1/15	AA	*	226,810
175,000	Tobacco Settlement Financing Corp., Revenue Bonds, Asset Backed, Ser. A1, BHAC-CR AMBAC Insured, 5.25%, 6/1/21	Aa1		185,943
105,000	Town of Oyster Bay, New York Public Improvement Bonds, General Obligation Unlimited, 3.00%, 8/15/20	AAA	*	105,676
	Triborough Bridge & Tunnel Authority:
250,000	Revenue Bonds, Ser. C, 5.00%, 11/15/19	Aa2		285,580
500,000	Revenue Bonds, Ser. D, 5.00%, 11/15/26	Aa3		523,320
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.50%, 11/15/19	Aa3		295,205
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA-	*	532,265
				11,299,123
	TOTAL LONG-TERM MUNICIPAL SECURITIES (95.3%) (Cost $15,472,542)			$15,573,468

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (4.7%)			765,660
	NET ASSETS (1) (100.0%)			$16,339,128
	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($16,339,128 ÷ 1,867,169 shares outstanding)			$8.75

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s
(1)
For federal income tax purposes, the aggregate cost was $15,472,542, aggregate gross unrealized appreciation was $213,804, aggregate gross unrealized depreciation was $112,878 and the net unrealized appreciation was $100,926.

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s net assets as of April 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	0	15,573,468	0	15,573,468
Total Investments in Securities	$0	$15,573,468	$0	$15,573,468

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended April 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended April 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 16, 2011